Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Net operating loss carryforwards					$ 45,600
Deferred tax expense					12,400	$ 4,400
Income tax expense	$ 7	$ 22	$ 2,485	$ 22
Deferred tax expense to increase the valuation allowance			2,600		7,888	(2,591)
Current income tax benefit			$ 100
Domestic Tax Authority [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards					46,500
Domestic Tax Authority [Member] | Tax Year 2017 [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards					1,500
Airpatrol Merger Agreement [Member] | Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards					24,600	20,900
Nanotron [Member] | Foreign Tax Authority [Member] | Federal Ministry of Finance, Germany [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards					44,100	44,300
IntraNav [Member] | Foreign Tax Authority [Member] | Federal Ministry of Finance, Germany [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards					8,600	7,100
Game Your Game [Member] | Foreign Tax Authority [Member] | Revenue Commissioners, Ireland [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards					11,800	$ 11,600
Inpixon Philippines, Inc [Member] | Foreign Tax Authority [Member] | Revenue Commissioners, Ireland [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards					$ 100